SCHEDULE OF WEIGHTED AVERAGE VALUATION ASSUMPTIONS FOR WARRANTS GRANTED (Details)	Mar. 31, 2024	Dec. 31, 2023	Aug. 31, 2023	Mar. 31, 2023
Expected term			3 years
Warrant [Member] | Measurement Input, Expected Term [Member]
Expected term	3 years	10 years		10 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Volatility	4.46	3.53		3.74
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Volatility	0.00	0.00		0.00
Warrant [Member] | Measurement Input, Option Volatility [Member]
Volatility	55.14	47.44		45.86